SEGMENT REPORTING - Schedule of Reportable Segments Based On Net Operating Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Revenue:	$ 50,130,627	$ 43,862,372	$ 39,436,343
Unallocated revenue	1,018,902	281,024	108,564
Investment property operating expense:	(8,147,818)	(6,974,534)	(5,142,950)
Net operating income	40,963,907	36,606,814	34,184,829
General and administrative expense	(16,732,668)	(15,626,057)	(8,508,862)
Financing costs	(20,844,277)	(22,642,028)	(31,111,064)
Reportable segments | Costa Rica
Statement [Line Items]
Revenue:	24,137,597	23,953,313	22,029,141
Investment property operating expense:	(3,530,451)	(3,196,940)	(2,677,460)
Net operating income	20,607,146	20,756,373	19,351,681
General and administrative expense	(3,282,461)	(3,540,745)	(2,945,824)
Financing costs	(10,209,053)	(11,148,253)	(17,611,113)
Reportable segments | Colombia
Statement [Line Items]
Revenue:	9,990,095	8,701,738	8,038,441
Investment property operating expense:	(1,432,212)	(1,113,871)	(989,404)
Net operating income	8,557,883	7,587,867	7,049,037
General and administrative expense	(1,891,468)	(1,242,962)	(1,182,837)
Financing costs	(5,388,754)	(6,550,448)	(8,068,416)
Reportable segments | Peru
Statement [Line Items]
Revenue:	14,317,465	10,926,297	9,260,197
Investment property operating expense:	(3,145,207)	(2,663,723)	(1,476,086)
Net operating income	11,172,258	8,262,574	7,784,111
General and administrative expense	(1,433,339)	(1,270,330)	(1,745,286)
Financing costs	(5,246,470)	(4,934,412)	(5,431,535)
Reportable segments | Mexico
Statement [Line Items]
Revenue:	666,568	0	0
Investment property operating expense:	(39,948)	0	0
Net operating income	626,620	0	0
General and administrative expense	(369,473)	0	0
Financing costs	0	0	0
Reportable segments | Unallocated revenue
Statement [Line Items]
Unallocated revenue	1,018,902	281,024	108,564
General and administrative expense	(9,755,927)	(9,572,020)	(2,634,915)
Financing costs	$ 0	$ (8,915)	$ 0